Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue	$ 8,381,274	$ 6,366,154
Cost of sales	1,064,039	3,912,743
Gross profit	7,317,235	2,453,411
Operating expenses
General & administrative expenses	1,411,945	652,836
Total operating expenses	1,411,945	652,836
Income from operations	5,905,290	1,800,575
Other (income) expense
Finance costs	(5,426)	(951)
Gain from disposition of subsidiaries		33,165
Other income, net	9,849	40,792
Total other income	4,423	73,006
Income before income taxes	5,909,713	1,873,581
Current income tax expense	1,086,375	309,043
Net income	4,823,338	1,564,538
Other comprehensive income
Currency translation adjustment		(1,670)
Total comprehensive income	$ 4,823,338	$ 1,562,868
Earnings per share of common stock:
Basic earnings per share (in Dollars per share)	$ 0.02	$ 0.01
Diluted earnings per share (in Dollars per share)	$ 0.02	$ 0.01
Preferred Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	3,405,660	545,386
Weighted average diluted shares outstanding (in Shares)	3,405,660	545,386
Common Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	291,559,200	291,559,200
Weighted average diluted shares outstanding (in Shares)	291,559,200	291,559,200